UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment 		[ X ]; Amendment Number:1
This Amendment (Check only one.):	[   ] is a restatement.
					[ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 April 27, 2011

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	$437,539,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      280     3000 SH       Sole                     3000
Abbott Laboratories            COM              002824100      606    12361 SH       Sole                    12361
Aecom Technology Corp          COM              00766t100    10535   379907 SH       Sole                   379907
Affiliated Managers Group      COM              008252108      363     3315 SH       Sole                     3315
Alcoa                          COM              013817101    15391   871490 SH       Sole                   871490
Alere Inc (fmly Inverness)     COM              01449J105      224     5719 SH       Sole                     5719
Apache Corp                    COM              037411105     4469    34133 SH       Sole                    34133
Apple Computer                 COM              037833100    14768    42375 SH       Sole                    42375
Archer Daniels-Midland Co.     COM              039483102      216     6000 SH       Sole                     6000
Bank of New York Mellon Corp   COM              064058100      248     8300 SH       Sole                     8300
Berkshire Hathaway Class B     COM              084670702     8255    98704 SH       Sole                    98704
Boeing                         COM              097023105      336     4544 SH       Sole                     4544
Broadcom Corp - Cl A           COM              111320107     8542   216903 SH       Sole                   216903
CVS Corporation                COM              126650100      287     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104     7802   135511 SH       Sole                   135511
Cerner Corp                    COM              156782104     8894    79979 SH       Sole                    79979
Chevron Corp                   COM              166764100    14101   131180 SH       Sole                   131180
Cisco Systems Inc              COM              17275R102     6787   395717 SH       Sole                   395717
Coca Cola Co.                  COM              191216100      551     8300 SH       Sole                     8300
Colgate-Palmolive Company      COM              194162103      366     4528 SH       Sole                     4528
ConocoPhillips                 COM              20825C104    14441   180832 SH       Sole                   180832
Costco Wholesale               COM              22160K105     4760    64921 SH       Sole                    64921
Danaher Corp                   COM              235851102      589    11340 SH       Sole                    11340
EMC Corporation                COM              268648102    12885   485137 SH       Sole                   485137
EQT Corp                       COM              26884L109     9726   194905 SH       Sole                   194905
Emerson Electric               COM              291011104      491     8400 SH       Sole                     8400
Energy Select Sector SPDR Fund COM              81369y506      664     8324 SH       Sole                     8324
Exxon Mobil Corp               COM              30231G102      661     7857 SH       Sole                     7857
General Electric               COM              369604103      444    22164 SH       Sole                    22164
Goldman Sachs                  COM              38141G104    10915    68824 SH       Sole                    68824
Google Inc                     COM              38259P508    10171    17334 SH       Sole                    17334
Gorman-Rupp                    COM              383082104      276     7000 SH       Sole                     7000
Home Depot                     COM              437076102      315     8490 SH       Sole                     8490
I. B. M.                       COM              459200101      872     5350 SH       Sole                     5350
IShares Russell 1000 Growth    COM              464287614     1222    20205 SH       Sole                    20205
ITT Industries Inc             COM              450911102     7996   133161 SH       Sole                   133161
IntercontinentalExchange Inc.  COM              45865v100      206     1665 SH       Sole                     1665
JP Morgan Chase & Co           COM              46625H100    11417   247655 SH       Sole                   247655
Johnson & Johnson              COM              478160104      354     5978 SH       Sole                     5978
Kimberly Clark Corp.           COM              494368103      317     4856 SH       Sole                     4856
Kraft Foods Inc                COM              50075n104      336    10706 SH       Sole                    10706
Lowe's Companies               COM              548661107     7791   294768 SH       Sole                   294768
Mattel Inc                     COM              577081102      228     9140 SH       Sole                     9140
MetLife, Inc.                  COM              59156R108     8330   186220 SH       Sole                   186220
Microsoft                      COM              594918104    11230   442298 SH       Sole                   442298
National Oilwell Varco Inc     COM              637071101    12350   155797 SH       Sole                   155797
Nike Inc Class B               COM              654106103     3625    47892 SH       Sole                    47892
Nordstrom Inc                  COM              655664100      258     5750 SH       Sole                     5750
Omnicom Group                  COM              681919106      220     4482 SH       Sole                     4482
Orion Energy Systems Inc       COM              686275108       49    12246 SH       Sole                    12246
Paccar Inc                     COM              693718108      394     7530 SH       Sole                     7530
Pall Corp.                     COM              696429307      233     4037 SH       Sole                     4037
Paychex Inc                    COM              704326107      202     6452 SH       Sole                     6452
PepsiCo Inc.                   COM              713448108     9017   139993 SH       Sole                   139993
Pfizer Inc.                    COM              717081103      312    15386 SH       Sole                    15386
Philip Morris International In COM              718172109      727    11076 SH       Sole                    11076
Powershares Wilderhill Clean E COM              73935X500      269    25000 SH       Sole                    25000
Procter & Gamble               COM              742718109     8230   133605 SH       Sole                   133605
Qualcomm Inc                   COM              747525103    13086   238658 SH       Sole                   238658
RPM International Inc          COM              749685103      266    11200 SH       Sole                    11200
Rockwell Collins Inc           COM              774341101      217     3350 SH       Sole                     3350
S&P 500 Depository Receipt     COM              78462F103     8028    60551 SH       Sole                    60551
S&P Mid-Cap 400 ETF            COM              78467Y107     2047    11403 SH       Sole                    11403
S&P Small-Cap 600 iShares Trus COM              464287804     1551    21087 SH       Sole                    21087
St Jude Medical, Inc.          COM              790849103     7538   147051 SH       Sole                   147051
Starbucks Corporation          COM              855244109     8287   224279 SH       Sole                   224279
Target Corp                    COM              87612E106     7717   154312 SH       Sole                   154312
Technology Select Sector SPDR  COM              81369y803      537    20591 SH       Sole                    20591
Vanguard Total Stock Mkt ETF   COM              922908769     1174    17088 SH       Sole                    17088
Varian Medical Sys             COM              92220P105      323     4775 SH       Sole                     4775
Visa Inc - Cl A                COM              92826c839    14302   194269 SH       Sole                   194269
W W Grainger Inc               COM              384802104      282     2050 SH       Sole                     2050
CBS Corporation pfd 6.75% 3/27 PFD              124857400      201     8000 SH       Sole                     8000
ABB Ltd - Spon ADR             INTL EQ          000375204     4269   176463 SH       Sole                   176463
Cooper Industries PLC          INTL EQ          g24140108    11313   174308 SH       Sole                   174308
MSCI Emerging Markets iShares  INTL EQ          464287234      238     4891 SH       Sole                     4891
Market Vectors Gold Miners ETF INTL EQ          57060u100     8566   142529 SH       Sole                   142529
Nestle SA ADR                  INTL EQ          641069406     9815   170545 SH       Sole                   170545
Novartis AG - ADR              INTL EQ          66987V109      204     3745 SH       Sole                     3745
Royal Dutch Shell Spons ADR    INTL EQ          780259206      205     2810 SH       Sole                     2810
SPDR S&P International Small C INTL EQ          78463x871      279     8844 SH       Sole                     8844
Schlumberger Ltd.              INTL EQ          806857108    11555   123903 SH       Sole                   123903
Select Emerging Markets ETF- V INTL EQ          922042858     9271   189389 SH       Sole                   189389
Telefonica SA - Spons ADR      INTL EQ          879382208      265    10500 SH       Sole                    10500
Teva Pharmaceutical            INTL EQ          881624209    12282   244802 SH       Sole                   244802
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     4431    89845 SH       Sole                    89845
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     8454   294036 SH       Sole                   294036
iShares MSCI Taiwan Index Fund INTL EQ          464286731     7285   490152 SH       Sole                   490152
iShares S&P Global Utilities E INTL EQ          464288711      531    11608 SH       Sole                    11608
ishares MSCI Brazil            INTL EQ          464286400     8024   103522 SH       Sole                   103522
Columbia Acorn Fund Z          Eq Fund          197199409      385    12060 SH       Sole                    12060
Vanguard Small Cap Growth Inde Eq Fund          922908827      756    31164 SH       Sole                    31164
WHV International Equity Fund  Eq Fund          360873863      739    33196 SH       Sole                    33196
iShares Barclays 1-3 Yr Credit Bond Txbl ETF    464288646     7145    68415 SH       Sole                    68415
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      425     5071 SH       Sole                     5071
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      262     2294 SH       Sole                     2294
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      948     9018 SH       Sole                     9018
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1015     9422 SH       Sole                     9422
iShares Barclays Intermed Cred Bond Txbl ETF    464288638     1998    18979 SH       Sole                    18979
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      788     7287 SH       Sole                     7287
Nuveen Floating Rate Income Fu ETF              67072T108      444    36037 SH       Sole                    36037
S&P Small-Cap 600 Index iShare ETF              464287804      243     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      422     3019 SH       Sole                     3019
SPDR S&P Dividend ETF          ETF              78464a763     1821    33636 SH       Sole                    33636
WisdomTree Equity Income Fund  ETF              97717w208      339     8349 SH       Sole                     8349
iShares S&P Preferred Stock In ETF              464288687      311     7855 SH       Sole                     7855
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      586     9921 SH       Sole                     9921
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      828    13550 SH       Sole                    13550